Segment reporting - By region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Total revenue	$ 1,336,342	$ 1,195,987
Gross profit	579,031	569,831
Long-lived assets	2,792,585	2,378,450
Domestic
Segment reporting
Total revenue	1,301,908	1,177,218
Gross profit	567,972	562,824
Long-lived assets	2,462,114	2,084,142
International
Segment reporting
Total revenue	34,434	18,769
Gross profit	11,059	7,007
Long-lived assets	$ 330,471	$ 294,308